Related Parties - Narrative (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2015 EUR (€)	Dec. 31, 2017 EUR (€) EquityInstruments employee	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of executive committee members | employee		5
Number of board of directors | employee		8
Other short-term benefits		€ 2,700	€ 14,500	€ 4,950
Warrants granted | EquityInstruments		873,000	1,130,750	532,053
Exceptional [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Bonus amount	€ 512,500
Percentage of bonus			50.00%
Exceptional deferred [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of bonus				50.00%
Bonus deferment period				3 years
Key management personnel of entity or parent [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants granted | EquityInstruments		535,000	620,000	191,740
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Remuneration amount		€ 1,638,710	€ 1,291,840	€ 1,245,500
Bonus amount		€ 1,908,810	€ 1,747,210	€ 1,629,500
Warrants granted | EquityInstruments		475,000	515,000	175,000
Executive committee members as a group | Paid immediately [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Bonus amount		€ 692,060	€ 573,050	€ 488,500
Percentage of bonus		50.00%	50.00%	50.00%
Executive committee members as a group | Deferred [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Bonus amount		€ 1,216,750	€ 1,174,170	€ 628,500
Percentage of bonus		50.00%	50.00%	50.00%
Bonus deferment period		3 years	3 years	3 years
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Consultancy fee			€ 20,000
Fee amount, net of consultancy fee			70,000
Consultancy fee			20,000
Aggregate fee amount		€ 90,000	90,000
Fee amount as chairman of the board		80,000	80,000
Fee amount as chairman of the nomination and remuneration committee		€ 10,000	€ 10,000
Warrants granted | EquityInstruments		15,000	30,000	5,400
Harrold van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants granted | EquityInstruments		7,500	15,000	2,520
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants granted | EquityInstruments		7,500	15,000	2,520
Werner Cautreels
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount		€ 55,000	€ 55,000
Fee amount as non-executive director		40,000	40,000
Fee amount as chairman of the audit committee		10,000	10,000	€ 5,000
Fee amount as member of the nomination and remuneration committee		€ 5,000	€ 5,000
Warrants granted | EquityInstruments		7,500	15,000	3,780
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants granted | EquityInstruments		7,500	15,000	2,520
Christine Mummery
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount				€ 10,000
Fee amount as non-executive director			€ 40,000
Warrants granted | EquityInstruments		7,500	15,000
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount			€ 17,000
Warrants granted | EquityInstruments		7,500
Bosley, Rowe, and Van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate fee amount		€ 45,000	45,000
Fee amount as non-executive director		40,000	40,000
Fee amount as member of the nomination and remuneration committee		5,000
Fee amount as member of the nomination and remuneration committee or audit committee			€ 5,000
Cautreels, Bosley, Rowe, and Van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Fee amount as non-executive director				€ 40,000
Mummery and Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Fee amount as non-executive director		€ 40,000
Independent directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants granted | EquityInstruments		37,500	60,000	8,820
Other non-executive directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants granted | EquityInstruments		22,500	45,000	7,920